STOCKHOLDERS' EQUITY (Details 4) - Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Shares Underlying options
Outstanding at beginning	100,000	200,000
Granted
Forfeited/Cancelled		(100,000)
Exercised
Outstanding at ending	100,000	100,000
Exercise price per share
Outstanding at beginning	$ 0.40	$ 0.40
Granted
Forfeited/Cancelled
Exercised
Outstanding at ending	0.40	0.40
Weighted average exercise price
Outstanding at beginning	0.40	0.40
Granted
Forfeited/Cancelled
Exercised
Outstanding at ending	$ 0.40	$ 0.40